Condensed Consolidated Statements of Stockholders' Deficit - USD ($)		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Adjusted, Beginning of Period [Member] [1]	Adjusted, Beginning of Period [Member] Common Stock [1]	Adjusted, Beginning of Period [Member] Additional Paid-in Capital [1]	Adjusted, Beginning of Period [Member] Accumulated Deficit [1]	Convertible Notes Payable	Convertible Notes Payable Common Stock	Convertible Notes Payable Additional Paid-in Capital	Bridge Loan	Bridge Loan Common Stock	Bridge Loan Additional Paid-in Capital	GIGCAPITAL5, INC [Member]	GIGCAPITAL5, INC [Member] Common Stock	GIGCAPITAL5, INC [Member] Additional Paid-in Capital	GIGCAPITAL5, INC [Member] Accumulated Deficit	Private Placement	Private Placement Common Stock	Private Placement Additional Paid-in Capital	Potential shares from Pre-Paid Advance	Potential shares from Pre-Paid Advance Common Stock	Potential shares from Pre-Paid Advance Additional Paid-in Capital	Potential shares from Cable Car Loan	Potential shares from Cable Car Loan Common Stock	Potential shares from Cable Car Loan Additional Paid-in Capital	Non-Redemption Extension Agreement	Non-Redemption Extension Agreement Common Stock	Non-Redemption Extension Agreement Additional Paid-in Capital	Early Investor Consideration	Early Investor Consideration Common Stock	Early Investor Consideration Additional Paid-in Capital	Settle Transaction Expenses	Settle Transaction Expenses Common Stock	Settle Transaction Expenses Additional Paid-in Capital
Beginning balance at Dec. 31, 2021		$ 2,938,270	$ 27,351	$ 8,326,045	$ (5,415,126)														$ (8,918,238)	$ 655		$ (8,918,893)
Beginning balance (in shares) at Dec. 31, 2021			27,351,290																	6,545,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock																							$ 906,300	$ 229	$ 906,071
Issuance of common stock (in shares)																								228,750
Fair value of warrants		113,166		113,166
Stock-based compensation		790,755		790,755
Debt discount on note payable to related party																			54,034		54,034
Shares subject to redemption																			(1,440,963)		(1,440,963)
Reclass of negative additional paid-in capital to accumulated deficit																					1,386,929	(1,386,929)
Net loss		(6,256,068)			(6,256,068)														(2,774,307)			(2,774,307)
Ending balance at Dec. 31, 2022		$ (1,507,577)	$ 27,580	10,136,037	(11,671,194)	$ 0	$ (26,635)	$ 26,635	$ (1,507,577)	$ 945	$ 10,162,672	$ (11,671,194)							$ (13,079,474)	$ 655		(13,080,129)
Ending balance (in shares) at Dec. 31, 2022		27,580,040	27,580,040				(18,127,929)			9,452,111									6,545,000	6,545,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		$ 956,550	$ 8	956,542
Issuance of common stock (in shares)			83,537
Stock-based compensation		208,628		208,628
Net loss		(1,882,947)			(1,882,947)
Ending balance at Mar. 31, 2023	[1]	(2,225,346)	$ 953	11,327,842	(13,554,141)
Ending balance (in shares) at Mar. 31, 2023	[1]		9,535,648
Beginning balance at Dec. 31, 2022		$ (1,507,577)	$ 27,580	10,136,037	(11,671,194)	0	$ (26,635)	26,635	(1,507,577)	$ 945	10,162,672	(11,671,194)							$ (13,079,474)	$ 655		(13,080,129)
Beginning balance (in shares) at Dec. 31, 2022		27,580,040	27,580,040				(18,127,929)			9,452,111									6,545,000	6,545,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		$ 402,000	$ 100	401,900																			$ 1,026,550	$ 261	$ 1,026,289
Issuance of common stock (in shares)			100,000																					261,250
Fair value of warrants		156,505		156,505
Stock-based compensation		709,394		709,394
Debt discount on note payable to related party																			$ 245,253		245,253
Shares subject to redemption																			(1,893,733)		(1,893,733)
Excise tax liability accrued for common stock redemptions																			(202,341)		(202,341)
Adjustment to deferred underwriting fees																			6,440,000		6,440,000
Net loss		(6,098,951)			(6,098,951)														(4,024,591)			(4,024,591)
Ending balance at Dec. 31, 2023		$ (5,312,079)	$ 27,941	12,430,125	(17,770,145)	$ 0	$ (26,983)	$ 26,983	$ (5,312,079)	$ 958	$ 12,457,108	$ (17,770,145)							$ (12,514,886)	$ 655	$ 4,589,179	$ (17,104,720)
Ending balance (in shares) at Dec. 31, 2023		9,575,925	27,941,290				(18,365,365)			9,575,925									6,545,000	6,545,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock																										$ 1,866,284	$ 100	$ 1,866,184	$ 446,333	$ 18	$ 446,315	$ 1,508,993	$ 42	$ 1,508,951	$ 529,500	$ 15	$ 529,485	$ 5,436,202	$ 154	$ 5,436,048
Issuance of common stock (in shares)																											1,000,000			180,000			427,477			150,000			1,540,000
Merger recapitalization (in shares)			7,898,954
Merger recapitalization		$ (9,269,165)	$ 790	(9,269,955)
Issuance of common stock pursuant to a subscription agreement (in shares)			200,000
Issuance of common stock pursuant to a subscription agreement		706,000	$ 20	705,980
Conversion of a note payable/bridge loan (in shares)														359,266			100,000
Conversion of a note payable/bridge loan													$ 3,233,388	$ 36	$ 3,233,352	$ 200,000	$ 10	$ 199,990
Net exercise of warrants (in shares)			5,594
Net exercise of warrants		0	$ 1	(1)
Stock-based compensation		38,984		38,984
Net loss		(4,298,590)			(4,298,590)
Ending balance at Mar. 31, 2024		$ (4,914,150)	$ 2,144	$ 17,152,441	$ (22,068,735)
Ending balance (in shares) at Mar. 31, 2024		21,437,216	21,437,216

[1]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).